Revenue From Contracts with Customers (Details) - Schedule of Expected Future Income from Signed Contracts S/ in Thousands	Dec. 31, 2023 PEN (S/)
Schedule of Expected Future Income from Signed Contracts [Line Items]
Engineering and Construction	S/ 2,613,085
Infrastructure	1,990,142
Real estate	153,915
Intercompany eliminations	(478,860)
Total	4,278,282
2024 [Member]
Schedule of Expected Future Income from Signed Contracts [Line Items]
Engineering and Construction	2,113,267
Infrastructure	673,401
Real estate	145,876
Intercompany eliminations	(164,606)
Total	2,767,938
2025 [Member]
Schedule of Expected Future Income from Signed Contracts [Line Items]
Engineering and Construction	499,818
Infrastructure	655,690
Real estate	8,039
Intercompany eliminations	(154,818)
Total	1,008,729
2026+ [Member]
Schedule of Expected Future Income from Signed Contracts [Line Items]
Engineering and Construction
Infrastructure	661,051
Real estate
Intercompany eliminations	(159,436)
Total	S/ 501,615